United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | CAPAX	B | CAPBX	C | CAPCX
	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	42.5%
Domestic Fixed-Income Securities	20.8%
International Fixed-Income Securities	12.1%
U.S. Government Agency Mortgage-Backed Securities	10.0%
International Equity Securities	4.6%
Foreign Governments/Agencies	4.0%
Non-Agency Mortgage-Backed Securities	1.4%
Asset-Backed Securities	0.5%
U.S. Treasury	0.2%
Derivative Contracts[2]	0.1%
Other Security Type[3]	0.1%
Cash Equivalents[4]	3.7%
Other Assets and Liabilities—Net[5,6]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Type consists of option contracts.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Represents less than 0.1%.
Semi-Annual Shareholder Report

At May 31, 2018, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	19.2%
Information Technology	17.3%
Health Care	10.9%
Energy	9.6%
Consumer Discretionary	9.6%
Industrials	9.2%
Consumer Staples	5.9%
Utilities	5.6%
Materials	4.7%
Real Estate	4.3%
Telecommunication Services	3.7%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—42.7%
	Consumer Discretionary—4.5%
84,678	Carnival Corp.	$5,273,746
230,200	Comcast Corp., Class A	7,177,636
117,819	D. R. Horton, Inc.	4,973,140
62,263	Dollar General Corp.	5,446,767
22,828	Home Depot, Inc.	4,258,563
26,391	Lear Corp.	5,225,418
57,566	Lowe's Cos., Inc.	5,469,346
300,455	News Corp., Class A	4,515,839
40,713	Royal Caribbean Cruises, Ltd.	4,274,051
72,545	Tapestry, Inc.	3,171,667
104,896	Time Warner, Inc.	9,877,007
29,975	Toyota Motor Corp., ADR	3,835,901
59,692	V.F. Corp.	4,844,603
126,290	Viacom, Inc., Class B - New	3,422,459
	TOTAL	71,766,143
	Consumer Staples—2.8%
27,699	Bunge Ltd.	1,926,465
55,192	Conagra Brands, Inc.	2,045,416
200,232	Empire Co. Ltd. Class A	3,854,535
75,108	Energizer Holdings, Inc.	4,562,060
202,039	Flowers Foods, Inc.	4,101,392
95,017	Imperial Brands PLC- ADR	3,438,665
172,412	Koninklijke Ahold Delhaize NV - ADR	3,956,855
48,395	Molson Coors Brewing Co., Class B	2,983,552
30,150	Nu Skin Enterprises, Inc.	2,468,983
22,551	Philip Morris International, Inc.	1,793,707
16,541	Smucker (J.M.) Co.	1,778,158
59,442	Walgreens Boots Alliance, Inc.	3,708,586
91,796	Walmart, Inc.	7,576,842
	TOTAL	44,195,216
	Energy—4.4%
73,322	Chevron Corp.	9,113,925
21,247	Cimarex Energy Co.	1,974,271
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
116,974	ConocoPhillips	$7,882,878
135,442	Devon Energy Corp.	5,630,324
117,809	ENI S.p.A, ADR	4,295,316
113,425	Exxon Mobil Corp.	9,214,647
59,350	Halliburton Co.	2,952,069
371,663	Marathon Oil Corp.	7,964,738
54,557	Murphy Oil Corp.	1,677,628
80,985	PBF Energy, Inc.	3,820,872
77,755	Patterson-UTI Energy, Inc.	1,607,973
15,655	Pioneer Natural Resources, Inc.	3,022,981
64,851	Royal Dutch Shell PLC- ADR	4,512,333
44,161	Valero Energy Corp.	5,352,313
	TOTAL	69,022,268
	Financials—7.3%
166,577	Aegon N.V. NY Reg Shares	1,034,443
58,495	Aflac, Inc.	2,635,785
44,040	Allstate Corp.	4,116,859
88,966	American International Group, Inc.	4,696,515
45,078	Artisan Partners Asset Management, Inc.	1,456,019
153,086	Aviva PLC- ADR	2,077,377
499,437	Bank of America Corp.	14,503,651
51,518	Capital One Financial Corp.	4,842,692
93,962	Citigroup, Inc.	6,266,326
52,288	Comerica, Inc.	4,930,236
59,078	Discover Financial Services	4,363,501
57,444	East West Bancorp, Inc.	3,991,209
37,579	Evercore, Inc.	3,923,248
18,624	First American Financial Corp.	969,938
75,799	Hartford Financial Services Group, Inc.	3,966,562
168,098	JPMorgan Chase & Co.	17,988,167
39,360	Kemper Corp.	3,048,432
84,650	Lazard Ltd., Class A	4,354,396
23,277	M & T Bank Corp.	4,005,506
128,106	Morgan Stanley	6,423,235
17,445	PNC Financial Services Group	2,501,787
11,264	Primerica, Inc.	1,107,814
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
51,516	Raymond James Financial, Inc.	$4,974,385
33,589	The Travelers Cos., Inc.	4,316,858
59,279	Zions Bancorporation	3,249,082
	TOTAL	115,744,023
	Health Care—4.5%
26,282	Abbott Laboratories	1,617,131
56,088	AbbVie, Inc.	5,549,347
30,977	Aetna, Inc.	5,455,979
9,849	Allergan PLC	1,485,229
18,840	AmerisourceBergen Corp.	1,547,518
46,485	Amgen, Inc.	8,349,636
94,994	CVS Health Corp.	6,021,670
57,842	Encompass Health Corp.	3,745,270
32,986	HCA Healthcare, Inc.	3,402,176
31,265	Johnson & Johnson	3,739,919
23,232	McKesson Corp.	3,297,550
29,601	Medtronic PLC	2,555,158
197,265	Merck & Co., Inc.	11,743,185
267,401	Pfizer, Inc.	9,607,718
15,296	UnitedHealth Group, Inc.	3,694,137
	TOTAL	71,811,623
	Industrials—3.0%
126,944	ABB Ltd - ADR	2,886,707
43,575	Caterpillar, Inc.	6,619,478
153,191	Delta Air Lines, Inc.	8,279,973
62,670	Fluor Corp.	3,054,536
335,087	General Electric Co.	4,718,025
97,074	International Consolidated Airlines Group S.A. - ADR	1,757,525
119,754	KAR Auction Services, Inc.	6,319,419
9,614	Lockheed Martin Corp.	3,023,987
39,136	Raytheon Co.	8,198,992
17,176	Rockwell Automation, Inc.	3,012,842
	TOTAL	47,871,484
	Information Technology—8.1%
60,382	Apple, Inc.	11,283,584
178,427	Applied Materials, Inc.	9,060,523
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
23,907	Broadcom, Inc.	$6,026,238
456,255	Cisco Systems, Inc.	19,486,651
57,290	DXC Technology Co.	5,276,982
304,326	Intel Corp.	16,798,795
27,455	KLA-Tencor Corp.	3,108,730
57,664	Lam Research Corp.	11,427,852
151,422	Microsoft Corp.	14,966,550
84,562	Motorola Solutions, Inc.	9,076,885
67,239	Skyworks Solutions, Inc.	6,630,438
63,037	Texas Instruments, Inc.	7,054,471
105,626	Western Digital Corp.	8,820,827
	TOTAL	129,018,526
	Materials—2.2%
310,763	Anglo American PLC - ADR	3,729,156
208,158	CF Industries Holdings, Inc.	8,563,620
79,426	Chemours Co./The	3,891,080
490,448	Lundin Mining Corp.	3,075,229
118,123	Newmont Mining Corp.	4,598,528
40,582	Nucor Corp.	2,604,959
150,755	Rio Tinto PLC, ADR	8,547,809
	TOTAL	35,010,381
	Real Estate—1.8%
28,153	American Tower Corp.	3,895,531
49,102	Digital Realty Trust, Inc.	5,277,483
94,892	Duke Realty Corp.	2,668,363
8,936	Equinix, Inc.	3,546,251
122,910	Invitation Homes, Inc.	2,705,249
25,690	Simon Property Group, Inc.	4,116,052
67,365	Sun Communities, Inc.	6,512,848
	TOTAL	28,721,777
	Telecommunication Services—1.7%
258,924	AT&T, Inc.	8,368,424
484,000	CenturyLink, Inc.	8,818,480
612,279	Koninklijke (Royal) KPN NV - ADR	1,637,846
113,452	Verizon Communications	5,408,257
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Telecommunication Services—continued
130,849	Vodafone Group PLC - ADR	$3,392,914
	TOTAL	27,625,921
	Utilities—2.4%
78,293	CMS Energy Corp.	3,611,656
43,936	Dominion Energy, Inc.	2,820,252
69,218	Duke Energy Corp.	5,340,861
48,089	Edison International	2,989,212
76,848	Exelon Corp.	3,180,739
662,008	National Grid- PLC	7,318,038
27,087	NextEra Energy, Inc.	4,491,295
46,670	Public Service Enterprises Group, Inc.	2,472,576
63,452	Southern Co.	2,848,995
52,694	WEC Energy Group, Inc.	3,327,626
	TOTAL	38,401,250
	TOTAL COMMON STOCKS (IDENTIFIED COST $629,491,313)	679,188,612
	CORPORATE BONDS—4.5%
	Basic Industry - Chemicals—0.0%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	356,834
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	478,589
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	434,283
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	305,683
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	286,494
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	350,013
	TOTAL	1,376,473
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	95,830
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	168,214
	TOTAL	264,044
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	228,390
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	486,046
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.0%
$20,000	WestRock Co., Sr. Deb., 7.500%, 06/15/2027	$19,998
	Communications - Cable & Satellite—0.1%
230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	222,381
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	370,777
400,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	377,311
	TOTAL	970,469
	Communications - Media & Entertainment—0.0%
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	223,252
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	366,347
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	212,572
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	401,830
265,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	264,718
	TOTAL	1,245,467
	Communications - Telecom Wirelines—0.1%
350,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	345,389
400,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.300%, 08/15/2058	386,735
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	351,230
406,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	399,383
	TOTAL	1,482,737
	Communications Equipment—1.1%
28,218,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	16,841,067
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	391,935
350,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	313,379
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	284,818
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	214,502
	TOTAL	1,204,634
	Consumer Cyclical - Retailers—0.1%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	358,902
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 03/25/2028	308,267
350,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	358,461
	TOTAL	1,025,630
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.1%
$400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	$395,974
400,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	395,271
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,108
400,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	394,519
	TOTAL	1,260,872
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 04/15/2048	400,253
480,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	447,832
120,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	115,462
400,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	390,876
180,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	174,645
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	136,666
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	115,780
180,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	181,854
300,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	273,480
400,000	PepsiCo, Inc., 2.750%, 04/30/2025	381,719
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	191,329
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	96,774
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	90,560
	TOTAL	2,997,230
	Consumer Non-Cyclical - Health Care—0.0%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	504,991
250,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	245,544
	TOTAL	750,535
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	247,221
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	270,236
375,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	360,463
400,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	361,102
500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	404,507
	TOTAL	1,643,529
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.0%
$270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	$253,305
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	183,463
	Consumer Non-Cyclical - Tobacco—0.0%
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	399,826
	Diversified Financial Services—0.5%
8,000,000	AXA Equitable Holdings, Inc., Conv. Bond, Series 144A, 7.25%, 05/15/2021	8,640,320
	Energy - Independent—0.1%
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	547,870
550,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	563,026
550,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	542,802
	TOTAL	1,653,698
	Energy - Integrated—0.0%
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	457,850
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	200,342
	TOTAL	658,192
	Energy - Midstream—0.1%
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	295,259
250,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	242,997
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	217,833
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	244,297
	TOTAL	1,000,386
	Financial Institution - Banking—0.6%
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	382,055
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	989,998
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	389,113
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	491,826
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	747,051
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	486,710
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	397,518
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 06/05/2028	951,351
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	492,023
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$540,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	$538,989
900,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	880,344
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	388,499
650,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	742,040
490,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	489,212
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	510,935
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	191,371
	TOTAL	9,069,035
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	501,155
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	386,268
	TOTAL	887,423
	Financial Institution - Finance Companies—0.1%
400,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	387,755
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	479,746
	TOTAL	867,501
	Financial Institution - Insurance - Life—0.2%
400,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	404,087
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	307,609
450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	462,443
500,000	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	508,582
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	203,915
340,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	303,669
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	363,315
	TOTAL	2,553,620
	Financial Institution - Insurance - P&C—0.1%
400,000	CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	411,025
400,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	407,055
250,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	396,540
	TOTAL	1,214,620
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.1%
$395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	$379,144
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	445,399
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,781
450,000	UDR, Inc., 3.750%, 07/01/2024	447,261
	TOTAL	1,291,585
	Financial Institution - REIT - Healthcare—0.1%
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	381,043
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	188,506
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	195,412
	TOTAL	764,961
	Financial Institution - REIT - Office—0.0%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	403,363
	Financial Institution - REIT - Retail—0.0%
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	372,834
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	19,965
160,000	Regency Centers Corp., Sr. Unsecd. Note, 4.125%, 03/15/2028	159,204
	TOTAL	552,003
	Technology—0.1%
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	132,386
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	528,157
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	241,467
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	388,621
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	161,317
	TOTAL	1,451,948
	Transportation - Railroads—0.0%
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	418,964
	Transportation - Services—0.0%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	248,658
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	332,948
	TOTAL	581,606
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—0.3%
$800,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	$811,995
400,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	391,213
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	395,100
300,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	330,120
590,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	565,265
490,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	450,330
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	278,842
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	224,238
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	127,970
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	144,937
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	280,552
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	283,119
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	275,700
	TOTAL	4,559,381
	Utility - Natural Gas—0.0%
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	378,853
250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	253,102
	TOTAL	631,955
	TOTAL CORPORATE BONDS (IDENTIFIED COST $70,516,623)	70,892,951
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Financial Services—0.5%
2,225,000	Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,135,137
2,500,000	Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,382,564
2,770,000	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	2,737,868
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,448,576)	7,255,569
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	PREFERRED STOCKS—4.3%
	Energy—0.2%
37,000	Hess Corp., Conv. Pfd., 8.000%, 02/01/2019, Annual Dividend $4.00	$2,533,205
	Financials—1.8%
95,500	Assurant, Inc. Conv. Pfd., 6.500%, 03/15/2021, Annual Dividend $6.50	10,009,355
4,362	Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	5,522,292
141,477	New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	6,932,373
4,275	Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	5,373,675
	TOTAL	27,837,695
	Health Care—0.6%
174,306	Becton Dickinson and Co., Conv. Pfd., 6.125%, 05/01/2020, Annual Dividend $3.06	10,148,095
	Industrials—1.3%
210,000	Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	13,181,700
75,000	Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 05/15/2020, Annual Dividend $5.38	7,983,750
	TOTAL	21,165,450
	Real Estate—0.2%
3,750	Crown Castle International, Conv. Pfd., 6.875%, 08/01/2020, Annual Dividend $68.75	3,788,063
	Utilities—0.2%
33,000	Sempra Energy, Conv. Pfd., 6.000%, 01/15/2021, Annual Dividend $6.00	3,273,270
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $62,783,956)	68,745,778
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
$2,975,000	Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	2,875,577
875,000	Bank 2018-BN12, Class A4, 4.211%, 5/15/2061	918,870
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,437,119
400,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	396,032
1,155,000	Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 4/10/2047	1,190,289
1,000,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	976,620
2,000,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 9/10/2049	1,893,335
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.300%, 10/25/2026	$1,390,822
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,855,996
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,933,648
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	551,835
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	1,986,981
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,553,685)	18,407,124
		PURCHASED CALL OPTION—0.0%
11,000		iShares 20 Year Treasury Bond, Notional Amount $133,342,000, Exercise Price $124.00, Expiration Date 07/20/2018 (IDENTIFIED COST $792,000)	792,000
		PURCHASED PUT OPTION—0.0%
8,000		iShares iBoxx $ High Yield Corporate Bond ETF, Notional Amount $68,304,000, Exercise Price $84.00, Expiration Date 07/20/2018 (IDENTIFIED COST $591,960)	480,000
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	217,816
		INVESTMENT COMPANIES—46.6%
23,132,185		Emerging Markets Core Fund	220,681,045
18,136,521		Federated Mortgage Core Portfolio	173,929,231
22,324,175		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[2]	22,326,408
52,312,254		High Yield Bond Portfolio	324,859,099
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $784,367,915)	741,795,783
		TOTAL INVESTMENT IN SECURITIES-99.8% (IDENTIFIED COST $1,575,546,028)[3]	1,587,775,633
		OTHER ASSETS AND LIABILITIES-NET—0.2%[4]	2,398,367
		TOTAL NET ASSETS—100%	$1,590,174,000
Semi-Annual Shareholder Report

At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Nasdaq 100 E-Mini Long Futures	285	$39,768,900	June 2018	$417,313
[1]United States Treasury Note 2-Year Long Futures	975	$206,928,517	September 2018	$515,373
[1]United States Treasury Note 5-Year Long Futures	60	$6,833,438	September 2018	$49,084
[1]United States Treasury Ultra Bond Long Futures	40	$6,380,000	September 2018	$200,011
[1]United States Treasury Note 10-Year Short Futures	500	$60,218,750	September 2018	$(622,896)
[1]United States Treasury Note 10-Year Ultra Short Futures	210	$26,952,188	September 2018	$(299,728)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$259,157
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	24,128,797	441,640	(1,438,252)
Federated Mortgage Core Portfolio	21,018,517	1,226,415	(4,108,411)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	266,269,914	(243,945,739)
High Yield Bond Portfolio	59,479,413	—	(7,167,159)
TOTAL OF AFFILIATED TRANSACTIONS	104,626,727	267,937,969	(256,659,561)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distributions Received
23,132,185	$220,681,045	$(19,470,192)	$(4,761,375)	$6,905,587	$282,690
18,136,521	$173,929,231	$(2,997,310)	$(744,741)	$2,608,564	$—
22,324,175	$22,326,408	$—	$(450)	$56,293	$—
52,312,254	$324,859,099	$(12,480,657)	$976,718	$11,089,989	$—
115,905,135	$741,795,783	$(34,948,159)	$(4,529,848)	$20,660,433	$282,690
1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,573,933,960.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$70,892,951	$—	$70,892,951
Commercial Mortgage-Backed Securities	—	7,255,569	—	7,255,569
Collateralized Mortgage Obligations	—	18,407,124	—	18,407,124
Equity Securities:
Common Stocks
Domestic	605,935,770	—	—	605,935,770
International	65,934,804	7,318,038	—	73,252,842
Preferred Stocks
Domestic	68,745,778	—	—	68,745,778
Purchased Call Options	792,000	—	—	792,000
Purchased Put Options	480,000	—	—	480,000
Warrant	—	217,816	—	217,816
Investment Companies[1]	22,326,408	—	—	741,795,783
TOTAL SECURITIES	$764,214,760	$104,091,498	$—	$1,587,775,633
Other Financial Instruments[2]
Assets	$1,181,781	$—	$—	$1,181,781
Liabilities	(922,624)	—	—	(922,624)
TOTAL OTHER FINANCIAL INSTRUMENTS	$259,157	$—	$—	$259,157
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $719,469,375 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange - Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.11	$7.61	$7.69	$8.58	$8.60	$8.08
Income From Investment Operations:
Net investment income (loss)	0.17[1]	0.30[1]	0.32[1]	0.44[1]	0.52[1]	0.47[1]
Net realized and unrealized gain (loss)	(0.15)	0.52	(0.04)	(0.94)	(0.03)	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.82	0.28	(0.50)	0.49	0.98
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.36)	(0.39)	(0.51)	(0.46)
Net Asset Value, End of Period	$7.96	$8.11	$7.61	$7.69	$8.58	$8.60
Total Return[2]	0.24%	10.94%	3.82%	(6.01)%	5.78%	12.50%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.88%	0.89%[4]	0.90%[4]	0.89%	0.90%
Net investment income	4.32%[3]	3.80%	4.32%	5.42%	5.94%	5.64%
Expense waiver/reimbursement[5]	0.18%[3]	0.16%	0.16%	0.16%	0.17%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$548,902	$614,835	$824,013	$1,005,246	$1,055,328	$497,631
Portfolio turnover	60%	51%	71%	89%	41%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89% and 0.90% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.13	$7.63	$7.71	$8.59	$8.62	$8.10
Income From Investment Operations:
Net investment income (loss)	0.14[1]	0.24[1]	0.26[1]	0.38[1]	0.45[1]	0.41[1]
Net realized and unrealized gain (loss)	(0.16)	0.52	(0.04)	(0.94)	(0.03)	0.51
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.76	0.22	(0.56)	0.42	0.92
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.30)	(0.32)	(0.45)	(0.40)
Net Asset Value, End of Period	$7.97	$8.13	$7.63	$7.71	$8.59	$8.62
Total Return[2]	(0.26)%	10.07%	3.02%	(6.60)%	4.87%	11.65%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.64%	1.65%[4]	1.66%[4]	1.64%	1.65%
Net investment income	3.54%[3]	3.04%	3.55%	4.66%	5.19%	4.89%
Expense waiver/reimbursement[5]	0.18%[3]	0.18%	0.18%	0.18%	0.20%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,921	$88,136	$92,748	$93,803	$92,686	$59,919
Portfolio turnover	60%	51%	71%	89%	41%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.11	$7.61	$7.69	$8.58	$8.60	$8.09
Income From Investment Operations:
Net investment income (loss)	0.14[1]	0.24[1]	0.26[1]	0.38[1]	0.45[1]	0.41[1]
Net realized and unrealized gain (loss)	(0.15)	0.52	(0.04)	(0.95)	(0.02)	0.50
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.76	0.22	(0.57)	0.43	0.91
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.30)	(0.32)	(0.45)	(0.40)
Net Asset Value, End of Period	$7.96	$8.11	$7.61	$7.69	$8.58	$8.60
Total Return[2]	(0.14)%	10.09%	3.03%	(6.72)%	5.02%	11.56%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.64%	1.65%[4]	1.66%[4]	1.64%	1.65%
Net investment income	3.55%[3]	3.04%	3.56%	4.66%	5.19%	4.89%
Expense waiver/reimbursement[5]	0.16%[3]	0.16%	0.16%	0.15%	0.17%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$514,087	$599,819	$784,221	$989,215	$1,025,161	$333,452
Portfolio turnover	60%	51%	71%	89%	41%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.11	$7.60	$7.69	$8.57	$8.59	$8.08
Income From Investment Operations:
Net investment income (loss)	0.18[1]	0.30[1]	0.32[1]	0.44[1]	0.52[1]	0.47[1]
Net realized and unrealized gain (loss)	(0.17)	0.53	(0.05)	(0.93)	(0.03)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.83	0.27	(0.49)	0.49	0.97
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.36)	(0.39)	(0.51)	(0.46)
Net Asset Value, End of Period	$7.95	$8.11	$7.60	$7.69	$8.57	$8.59
Total Return[2]	0.11%	11.08%	3.67%	(5.91)%	5.78%	12.38%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	0.90%[4]	0.91%[4]	0.89%	0.89%
Net investment income	4.31%[3]	3.79%	4.30%	5.41%	5.95%	5.64%
Expense waiver/reimbursement[5]	0.16%[3]	0.16%	0.16%	0.16%	0.17%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,807	$184,305	$197,858	$214,025	$211,873	$128,115
Portfolio turnover	60%	51%	71%	89%	41%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 0.91% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,				Period Ended 11/30/2013[1]
		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.12	$7.62	$7.70	$8.58	$8.60	$8.01
Income From Investment Operations:
Net investment income (loss)	0.16[2]	0.28[2]	0.30[2]	0.43[2]	0.47[2]	0.19[2]
Net realized and unrealized gain (loss)	(0.15)	0.52	(0.04)	(0.93)	(0.00)[3]	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.80	0.26	(0.50)	0.47	0.77
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.34)	(0.38)	(0.49)	(0.18)
Net Asset Value, End of Period	$7.97	$8.12	$7.62	$7.70	$8.58	$8.60
Total Return[4]	0.12%	10.69%	3.54%	(6.01)%	5.59%	9.70%
Ratios to Average Net Assets:
Net expenses	1.11%[5]	1.09%	1.13%[6]	1.06%[6]	1.14%	1.14%[5]
Net investment income	4.10%[5]	3.60%	4.08%	5.39%	5.38%	5.28%[5]
Expense waiver/reimbursement[7]	0.35%[5]	0.35%	0.34%	0.34%	0.36%	0.73%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,103	$1,123	$1,175	$1,455	$378	$0[8]
Portfolio turnover	60%	51%	71%	89%	41%	35%[9]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13% and 1.05% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.12	$7.62	$7.70	$8.58	$8.61	$8.09
Income From Investment Operations:
Net investment income (loss)	0.19[1]	0.32[1]	0.34[1]	0.46[1]	0.54[1]	0.49[1]
Net realized and unrealized gain (loss)	(0.16)	0.52	(0.04)	(0.93)	(0.04)	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.84	0.30	(0.47)	0.50	1.00
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.38)	(0.41)	(0.53)	(0.48)
Net Asset Value, End of Period	$7.97	$8.12	$7.62	$7.70	$8.58	$8.61
Total Return[2]	0.36%	11.20%	4.07%	(5.66)%	5.92%	12.76%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.64%[4]	0.65%[4]	0.64%	0.65%
Net investment income	4.57%[3]	4.04%	4.57%	5.65%	6.19%	5.89%
Expense waiver/reimbursement[5]	0.18%[3]	0.17%	0.16%	0.17%	0.16%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,354	$310,996	$302,660	$372,679	$472,785	$142,842
Portfolio turnover	60%	51%	71%	89%	41%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.65% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $741,795,783 of investment in affiliated holdings (identified cost $1,575,546,028)		$1,587,775,633
Restricted cash (Note 2)		2,145,128
Income receivable		3,630,963
Income receivable from affiliated holdings		3,196,335
Receivable for investments sold		14,103,141
Receivable for shares sold		530,694
TOTAL ASSETS		1,611,381,894
Liabilities:
Payable for investments purchased	$17,745,049
Payable for shares redeemed	2,142,483
Bank overdraft	64,056
Payable for daily variation margin on futures contracts	244,068
Payable to adviser (Note 5)	21,839
Payable for administrative fees (Note 5)	3,510
Payable for Directors'/Trustees' fees (Note 5)	274
Payable for distribution services fee (Note 5)	383,957
Payable for other service fees (Notes 2 and 5)	266,792
Accrued expenses (Note 5)	335,866
TOTAL LIABILITIES		21,207,894
Net assets for 199,767,295 shares outstanding		$1,590,174,000
Net Assets Consist of:
Paid-in capital		$1,806,840,866
Net unrealized appreciation		12,466,074
Accumulated net realized loss		(231,042,938)
Undistributed net investment income		1,909,998
TOTAL NET ASSETS		$1,590,174,000
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($548,902,121 ÷ 68,967,646 shares outstanding), no par value, unlimited shares authorized	$7.96
Offering price per share (100/94.50 of $7.96)	$8.42
Redemption proceeds per share	$7.96
Class B Shares:
Net asset value per share ($79,920,516 ÷ 10,025,579 shares outstanding), no par value, unlimited shares authorized	$7.97
Offering price per share	$7.97
Redemption proceeds per share (94.50/100 of $7.97)	$7.53
Class C Shares:
Net asset value per share ($514,087,322 ÷ 64,589,117 shares outstanding), no par value, unlimited shares authorized	$7.96
Offering price per share	$7.96
Redemption proceeds per share (99.00/100 of $7.96)	$7.88
Class F Shares:
Net asset value per share ($169,807,093 ÷ 21,356,054 shares outstanding), no par value, unlimited shares authorized	$7.95
Offering price per share (100/99.00 of $7.95)	$8.03
Redemption proceeds per share (99.00/100 of $7.95)	$7.87
Class R Shares:
Net asset value per share ($1,103,235 ÷ 138,463 shares outstanding), no par value, unlimited shares authorized	$7.97
Offering price per share	$7.97
Redemption proceeds per share	$7.97
Institutional Shares:
Net asset value per share ($276,353,713 ÷ 34,690,436 shares outstanding), no par value, unlimited shares authorized	$7.97
Offering price per share	$7.97
Redemption proceeds per share	$7.97
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $20,660,433 received from affiliated holdings, see footnotes to Portfolio of Investments, and net of foreign taxes withheld of $787,846)			$41,481,267
Interest			2,439,492
TOTAL INCOME			43,920,759
Expenses:
Investment adviser fee (Note 5)		$5,068,896
Administrative fee (Note 5)		676,999
Custodian fees		39,453
Transfer agent fee (Note 2)		800,973
Directors'/Trustees' fees (Note 5)		7,721
Auditing fees		17,233
Legal fees		5,062
Portfolio accounting fees		112,988
Distribution services fee (Note 5)		2,402,586
Other service fees (Notes 2 and 5)		1,742,972
Share registration costs		48,110
Printing and postage		59,987
Miscellaneous (Note 5)		18,333
TOTAL EXPENSES		11,001,313
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(847,447)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(600,528)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,447,975)
Net expenses			9,553,338
Net investment income			$34,367,421
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(4,529,848) on sales of investments in affiliated holdings)	$59,900,054
Net realized loss on foreign currency transactions	(294,286)
Net realized loss on foreign exchange contracts	(559)
Net realized gain on futures contracts	3,757,338
Net realized loss on written options	(84,162)
Realized gain distribution from affiliated investment company shares	282,690
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(34,948,159) on investments in affiliated holdings)	(96,449,712)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(22,318)
Net change in unrealized depreciation of futures contracts	534,560
Net change in unrealized appreciation of written options	(169,526)
Net realized and unrealized loss on investments, futures contracts, written options, foreign exchange contracts and foreign currency transactions	(32,545,921)
Change in net assets resulting from operations	$1,821,500
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,367,421	$70,687,057
Net realized gain	63,561,075	26,150,097
Net change in unrealized appreciation/depreciation	(96,106,996)	106,030,217
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,821,500	202,867,371
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,142,764)	(27,939,021)
Class B Shares	(1,446,176)	(2,939,112)
Class C Shares	(9,520,655)	(21,920,788)
Class F Shares	(3,722,478)	(7,668,046)
Class R Shares	(22,064)	(44,394)
Institutional Shares	(6,463,113)	(13,787,405)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,317,250)	(74,298,766)
Share Transactions:
Proceeds from sale of shares	53,440,730	232,589,932
Net asset value of shares issued to shareholders in payment of distributions declared	31,537,326	70,214,152
Cost of shares redeemed	(262,521,371)	(834,835,405)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(177,543,315)	(532,031,321)
Change in net assets	(209,039,065)	(403,462,716)
Net Assets:
Beginning of period	1,799,213,065	2,202,675,781
End of period (including undistributed net investment income of $1,909,998 and $859,827, respectively)	$1,590,174,000	$1,799,213,065
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 9.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,447,975 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$277,118	$(221,769)
Class B Shares	46,193	(34,292)
Class C Shares	257,726	(178,390)
Class F Shares	82,415	(55,518)
Class R Shares	1,344	—
Institutional Shares	136,177	(109,186)
TOTAL	$800,973	$(599,155)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$722,943
Class B Shares	104,367
Class C Shares	695,579
Class F Shares	220,083
TOTAL	$1,742,972
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $124,234,150 and $89,280,116, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to seek to increase yield, return and income and to manage currency, individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased put and call options held by the Fund throughout the period was $201,429 and $772,721, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written put options held by the Fund throughout the period was $65,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investment in securities, at value-options	$1,272,000
Equity contracts			Payable for daily variation margin on futures contracts	$(417,313)*
Interest rate contracts			Payable for daily variation margin on futures contracts	$158,156*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,272,000		$(259,157)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$504,825	$—	$—	$—	$504,825
Foreign exchange contracts	—	(559)	—	—	(559)
Equity contracts	3,252,513	—	(2,613,127)	(84,162)	555,224
TOTAL	$3,757,338	$(559)	$(2,613,127)	$(84,162)	$1,059,490
1	The net realized loss on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$117,247	$—	$—	$117,247
Equity contracts	417,313	1,617,760	(169,526)	1,865,547
TOTAL	$534,560	$1,617,760	$(169,526)	$1,982,794
2	The net change in unrealized appreciation/depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,777,277	$14,325,321	5,472,085	$42,943,791
Shares issued to shareholders in payment of distributions declared	1,447,858	11,694,912	3,413,579	26,799,615
Shares redeemed	(10,039,267)	(81,279,353)	(41,379,742)	(325,001,330)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,814,132)	$(55,259,120)	(32,494,078)	$(255,257,924)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	44,941	$458,285	554,939	$4,350,688
Shares issued to shareholders in payment of distributions declared	164,852	1,333,462	344,187	2,710,081
Shares redeemed	(1,023,959)	(8,285,936)	(2,220,811)	(17,492,569)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(814,166)	$(6,494,189)	(1,321,685)	$(10,431,800)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,195,966	$9,693,154	3,930,390	$30,795,125
Shares issued to shareholders in payment of distributions declared	1,123,129	9,072,246	2,641,751	20,741,416
Shares redeemed	(11,652,122)	(94,140,609)	(35,686,602)	(280,186,717)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(9,333,027)	$(75,375,209)	(29,114,461)	$(228,650,176)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	388,248	$3,128,835	1,317,644	$10,312,449
Shares issued to shareholders in payment of distributions declared	438,869	3,540,910	925,729	7,267,001
Shares redeemed	(2,207,084)	(17,814,622)	(5,526,434)	(43,430,440)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,379,967)	$(11,144,877)	(3,283,061)	$(25,850,990)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	23,868	$191,828	42,691	$335,594
Shares issued to shareholders in payment of distributions declared	2,319	18,749	4,912	38,639
Shares redeemed	(25,997)	(209,899)	(63,566)	(498,695)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	190	$678	(15,963)	$(124,462)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,174,246	$25,643,307	18,329,342	$143,852,285
Shares issued to shareholders in payment of distributions declared	726,935	5,877,047	1,608,791	12,657,400
Shares redeemed	(7,504,255)	(60,790,952)	(21,372,887)	(168,225,654)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,603,074)	$(29,270,598)	(1,434,754)	$(11,715,969)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(21,944,176)	$(177,543,315)	(67,664,002)	$(532,031,321)
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $1,573,933,960. The net unrealized appreciation of investments for federal tax purposes was $14,100,830. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,745,452 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,644,622. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $297,730,362 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards.
Short-Term	Long-Term	Total
$232,722,968	$65,007,394	$297,730,362
At November 30, 2017, for federal income tax purposes, the Fund had $1,362,323 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses of the Fund. For the six months ended May 31, 2018, the Adviser voluntarily waived $845,277 of its fee and reimbursed $599,155 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $2,170.
Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2018, the Sub-Adviser earned a fee of $1,037,788.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$313,101	$—
Class C Shares	2,086,738	—
Class R Shares	2,747	(1,373)
TOTAL	$2,402,586	$(1,373)
For the six months ended May 31, 2018, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $379,073 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $24,778 in sales charges from the sale of Class A Shares. FSC also retained $3,382, $95,384, $11,049 and $50,191 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $120,174 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.64%, 1.64%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,566,615 and $106,310,334, respectively.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$1,001,156,092
Sales	$1,200,620,156
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.40	$4.39
Class B Shares	$1,000	$997.40	$8.17
Class C Shares	$1,000	$998.60	$8.17
Class F Shares	$1,000	$1,001.10	$4.44
Class R Shares	$1,000	$1,001.20	$5.54
Institutional Shares	$1,000	$1,003.60	$3.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.43
Class B Shares	$1,000	$1,016.70	$8.25
Class C Shares	$1,000	$1,016.70	$8.25
Class F Shares	$1,000	$1,020.50	$4.48
Class R Shares	$1,000	$1,019.40	$5.59
Institutional Shares	$1,000	$1,021.80	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Class R Shares	1.11%
Institutional Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Capital Income Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
Semi-Annual Shareholder Report

net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Semi-Annual Shareholder Report

to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018